Viking Mutual Funds
1 Main Street North
Minot, ND 58703

May 9, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Viking Mutual Funds
File No. 333-77993
CIK No. 0001082744

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the registration statement on Form N-1A for the above captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on April 29, 2016.

Viking Mutual Funds

By: /s/ Adam Forthun
Treasurer